Offerings - Offering: 1	Jul. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.22
Maximum Aggregate Offering Price	$ 2,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 336.82
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may from time to time be offered or issued in respect of the securities registered by this Registration Statement as a result of any stock dividend, stock split, recapitalization or other similar transaction.Rule 457(c) and Rule 457(h)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. Based on the average of high ($0.222) and low ($0.222) sale prices of the common stock, as reported on OTC Markets on July 11, 2025, which date is within five business days prior to filing this registration statement, and rounded down to $0.22 solely for purposes of calculating the registration fee.